Inventory	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Inventory [Abstract]
INVENTORY

NOTE 4 - INVENTORY

At March 31, 2024 and September 30, 2023, inventory consisted of finished goods and was valued at $234,616 and $178,056, respectively. No inventory reserve was deemed necessary at March 31, 2024 or September 30, 2023.

NOTE 4 - INVENTORY

At September 30, 2023 and 2022, inventory consisted of finished goods and was valued at $178,056 and $92,917, respectively. No inventory reserve was deemed necessary at September 30, 2023 and 2022.